ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net, Current [Abstract]
Schedule of Accounts Receivable, Net

	December 31,
	2014	2013
Accounts receivable
-From third parties	$25,295,899	$21,252,129
-From related parties	6,757,031	5,497,761
	$32,052,930	$26,749,890